Equity (Details) - Schedule of Fair Value of Earnouts Granted (Parentheticals)	6 Months Ended
Jun. 30, 2024 $ / shares
Lifezone Holdings [Member]
Schedule of Fair Value of Earnouts Granted [Line Items]
Granted - Lifezone Holdings ( per Share), Fair value per Earnout	$ 14
Lifezone Holdings One [Member]
Schedule of Fair Value of Earnouts Granted [Line Items]
Granted - Lifezone Holdings ( per Share), Fair value per Earnout	16
Sponsor Shareholders [Member]
Schedule of Fair Value of Earnouts Granted [Line Items]
Granted - Sponsor shareholder ( per Share), Fair value per Earnout	14
Sponsor Shareholders One [Member]
Schedule of Fair Value of Earnouts Granted [Line Items]
Granted - Sponsor shareholder ( per Share), Fair value per Earnout	$ 16